Interest Rate Swap (Effect Of Derivative Instrument On The Accompanying Consolidated Statements Of Operations) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011 Predecessor	Jun. 30, 2011 Predecessor	Nov. 01, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor
Derivatives in Cash Flow Hedging Relationships
Gain/(loss) related to effective portion of derivative recognized in other comprehensive loss		$ 7,306	$ 4,782				$ 6,690	$ 9,908
Gain/(loss) related to effective portion of derivative reclassified from accumulated other comprehensive loss to interest expense		(645)	(1,070)	(3,769)	(7,485)	(11,645)	(22,309)	(27,736)
Derivatives Not Designated as Hedging Instruments
Gain recognized in interest expense	$ 2,755			$ 2,608	$ 5,163	$ 7,983	$ 3,980